22. Leases (Details - Supplemental information related to operating leases) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 949	$ 497
New operating lease assets obtained in exchange for operating lease liabilities	$ 8,198	$ 2,419